Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Oct. 22, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Employees and payroll accruals	$ 85		$ 75
Accrued vacation	175		130
Other payables	$ 260	$ 131	$ 205